Pension Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Pension Liabilities
Summary of net pension obligation per country

December 31,
2020
Switzerland	(8,124)
France	(172)
Total	(8,296)

Summary of changes in the defined-benefit pension obligations

	Defined Benefit	Defined Benefit		December 31, 2020
	Plan Obligation	Plan Obligation	Fair Value of Plan	Employee Benefit
	(Switzerland)	(France)	Assets (Switzerland)	Obligations
January 1, 2020	—	—	—	0

Business combinations	(19,565)	(211)	10,673	(9,103)

Service costs	(567)	(6)	—	(573)
Interest expense	(10)	—	6	(4)
Curtailment	(20)	—	10	(10)
Employee contribution	—	—	45	45
Subtotal included in the statement of consolidated operations	(597)	(6)	61	(542)

Amounts paid/received	(410)	—	410	0

Return on assets (excluding interest expenses)	—	—	(5)	(5)
Actuarial gains/(losses) related to changes in demographic assumptions	1,858	45	—	1,903
Actuarial gains/(losses) related to changes in financial assumptions	(273)	—	—	(273)
Other actuarial gains/(losses)	(411)	—	—	(411)
Subtotal included in other items of comprehensive income	1,174	45	(5)	1,214

Employer contributions	—	—	47	47
Currency translation effect	205	—	(117)	88
December 31, 2020	(19,193)	(172)	11,069	(8,296)

Summary of distribution by plan assets

December 31,
2020
Cash	244
Bonds	6,365
Mortgage loans	1,516
Shares	365
Real estate	1,638
Other investments	941
Total	11,069

Summary of actuarial assumptions on the balance sheet date

	December 31,
	2020
Swiss pension plan
Discount rate	0.15%
Mortality table	LPP 2020 generation
Salary revaluation rate	1.00%
Retirement pension inflation rate	0.50%
Deposit rate on savings accounts	1.00%
Turnover rate	10.00%
Remaining life expectancy after retirement	23.3	years
Retirement age	65	years

Summary of sensitivity analysis

December 31,
2020
Pension commitments under current assump- tions for Swiss pension plans	19,365
Discount rate , -0.5%	21,631
Discount rate , +0.5%	17,139
Retirement pension inflation rate, -0.5%	18,241
Retirement pension inflation rate, +0.5%	20,257
Salary revaluation rate, -0.5%	18,802
Salary revaluation rate, +0.5%	19,605